united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 1178

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/18

Item 1. Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class A Shares (Symbol: WAVEX)

Class I Shares (Symbol: WAVIX)

Longboard Alternative Growth Fund

Class A Shares (Symbol: LONAX)

Class I Shares (Symbol: LONGX)

Semi-Annual Report

November 30, 2018

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.longboardfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Longboard Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	Five Year	November 30, 2018	November 30, 2018
Longboard Managed Futures Strategy Fund - Class A	(6.89)%	(11.57)%	(4.18)%	2.81%	N/A	1.59%
Longboard Managed Futures Strategy Fund - Class A with load	(12.28)%	(16.65)%	(6.06)%	1.60%	N/A	0.54%
Longboard Managed Futures Strategy Fund - Class I	(6.70)%	(11.33)%	(3.93)%	3.07%	2.14%	N/A
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	1.04%	1.80%	0.97%	0.59%	0.48%	0.53%
SG Trend Index	(3.00)%	(7.66)%	(4.39)%	0.93%	0.32%	0.74%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.12% for Class A and 2.88% for Class I shares per the October 1, 2018, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is June 27, 2012.

***	Inception date for Class A is March 22, 2013.

The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

The SG Trend Index is designed to track the 10 largest (by AUM) trend following CTAs and is equal-weighted and reconstituted annually. The index calculates the net daily rate of return for a pool of trend following based hedge fund managers.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class +	% Net Assets
U.S. Treasury Bills	65.0%
Other, Cash & Cash Equivalents	35.0%
100.0%

+	Does not include derivative investments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

Longboard Alternative Growth Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmarks:

				Annualized	Annualized
			Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	November 30, 2018	November 30, 2018
Longboard Alternative Growth Fund - Class A	(9.21)%	(12.37)%	N/A	N/A	3.35%
Longboard Alternative Growth Fund - Class A with load	(14.47)%	(17.42)%	N/A	N/A	1.31%
Longboard Alternative Growth Fund - Class I	(9.03)%	(12.06)%	3.22%	3.40%	N/A
S&P 500 Total Return Index	3.02%	6.27%	12.16%	10.06%	12.85%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAVs. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 2.24% for Class A and 1.99% for Class I shares per the October 1, 2018, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is March 20, 2015.

***	Inception date for Class A is December 9, 2015.

S&P 500 Total Return Index - The S&P 500 Total Return Index (S&P 500) is a domestic equity index consisting of 500 stocks representing approximately 75% of the total U.S. equity market focusing on the large-cap sector of the U.S. equities market. The index includes the 500 leading companies in leading industries of the U.S. economy. The index returns are unmanaged and do not reflect the deduction of any fees or expenses.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class +	% Net Assets
U.S. Treasury Bills	72.9%
Other, Cash & Cash Equivalents	27.1%
100.0%

+	Does not include derivative investments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Principal ($)		Interest Rate ^	Maturity Date	Fair Value
	SHORT-TERM INVESTMENTS - 65.0%
	U.S. TREASURY BILLS - 65.0%
20,600,000	United States Treasury Bill +	0.00%	1/24/2019	$20,532,381
25,000,000	United States Treasury Bill	0.00%	1/31/2019	24,906,481
135,000,000	United States Treasury Bill	0.00%	2/7/2019	134,431,987
20,000,000	United States Treasury Bill	0.00%	2/28/2019	19,888,229
	TOTAL SHORT-TERM INVESTMENTS (Cost $199,730,364)			199,759,078

	TOTAL INVESTMENTS - 65.0% (Cost $199,730,364)			$199,759,078
	OTHER ASSETS LESS LIABILITIES - 35.0% (a)			107,526,822
	NET ASSETS - 100.0%			$307,285,900

(a)	Includes unrealized gain/loss on derivative contracts.

^	Zero Coupon Bond.

+	A portion of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
November 30, 2018

				Unrealized
Open Long Future				Appreciation/
Contracts	Description	Expiration	Notional Value	(Depreciation)
203	3 Mo Euro (Euribor)	Dec-19	$57,585,241	$47,574
219	Euro Buxl Future	Dec-18	44,286,180	439,402
1,397	Euro BOBL Future	Dec-18	208,743,931	649,016
605	Euro Bund Future	Dec-18	110,656,920	607,589
93	ICE ECX Carbon Emission +	Dec-18	2,194,428	141,468
205	Japan 10y Bonds (OSE)	Dec-18	272,855,000	327,517
1,107	Mill Wheat Euro +	Mar-19	12,690,703	28,557
97	Natural Gas Future +	Jan-19	4,473,640	1,022,380
28	Oat Future +	Mar-19	409,150	(27,837)
102	Palladium Future +	Mar-19	11,674,920	238,280
	Net Unrealized Appreciation from Open Long Futures Contracts			$3,473,946

+	All of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
November 30, 2018

				Unrealized
Open Short Future				Appreciation/
Contracts	Description	Expiration	Notional Value	(Depreciation)
(1,470)	90Day Euro$ Future	Dec-19	$(356,383,125)	$738,937
(603)	Canola Future (WCE) +	Jan-19	(4,349,984)	105,169
(275)	Coffee ‘C’ Future +	Mar-19	(11,091,094)	603,281
(139)	Copper Future +	Mar-19	(9,686,562)	62,538
(1,259)	Corn Future +	Mar-19	(23,779,363)	225
(881)	Crude Palm Oil Future +	Feb-19	(10,737,484)	(432,504)
(80)	Dax Index	Dec-18	(25,471,101)	761,319
(678)	Euro STOXX 50	Dec-18	(24,281,265)	202,179
(233)	Euro-BTP Future	Dec-18	(32,860,710)	(575,511)
(1,196)	FTSE China A50	Dec-18	(13,156,000)	(38,868)
(173)	FTSE/MIB Index Future	Dec-18	(18,778,947)	504,058
(90)	Gasoline RBOB +	Jan-19	(5,299,182)	(9,408)
(146)	Gold 100oz +	Feb-19	(17,899,600)	64,240
(468)	Gold Future TCOM +	Oct-19	(18,344,941)	(128,852)
(84)	Hang Seng Index Future	Dec-18	(14,238,916)	(216,867)
(244)	HSCEI Future	Dec-18	(16,576,379)	(216,786)
(252)	IBEX-35 Index	Dec-18	(25,796,134)	103,579
(692)	KC HRW Wheat Future +	Mar-19	(17,308,650)	402,612
(124)	LME Lead Future +	Mar-19	(6,113,200)	6,975
(127)	LME Nickel Future +	Mar-19	(8,548,878)	(292,501)
(366)	LME Pri Aluminum Future +	Mar-19	(17,972,888)	(160,125)
(34)	LME Tin Future +	Mar-19	(3,125,960)	23,290
(92)	LME Zinc Future +	Mar-19	(5,830,500)	(95,450)
(296)	MSCI EAFE Index Mini	Dec-18	(26,881,240)	742,160
(315)	MSCI Emerging Markets	Dec-18	(15,743,700)	79,040
(606)	MSCI Sing IX Future	Dec-18	(15,395,139)	(278,021)
(651)	MSCI Taiwan Index	Dec-18	(23,663,850)	(449,190)
(197)	Platinum Future TCOM +	Oct-19	(2,566,812)	99,505
(348)	Platinum Future +	Jan-19	(13,916,520)	615,960
(266)	Red Wheat Future +	Mar-19	(7,657,475)	2,287
(115)	Rubber Future TCOM +	Apr-19	(804,139)	7,018
(154)	Silver Future +	Mar-19	(10,947,090)	187,110
(321)	Soybean Future +	Jan-19	(14,360,738)	(433,300)
(713)	Soybean Meal Future +	Jan-19	(22,138,650)	(135,470)
(620)	Soybean Oil Future +	Jan-19	(10,438,320)	(152,520)
(733)	Sugar #11 (World) Future +	Mar-19	(10,541,126)	(340,424)
(809)	US 2 Year Note (CBT)	Mar-19	(170,686,360)	(113,766)
(1,153)	US 5 Year Note (CBT)	Mar-19	(130,243,962)	(216,188)
(616)	US 10 Year Note (CBT)	Mar-19	(73,583,125)	(250,250)
(223)	US Long Bond	Mar-19	(31,199,094)	(151,570)
(245)	US Ultra Bond (CBT)	Mar-19	(37,339,531)	(55,508)
	Net Unrealized Appreciation from Open Short Futures Contracts			$568,403

	Net Unrealized Appreciation from Open Futures Contracts			$4,042,349

+	All of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
November 30, 2018

As of November 30, 2018, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:

						Unrealized
	Currency Units to					Appreciation/
Settlement Date	Receive/Deliver		In Exchange For		Counterparty	(Depreciation)
12/19/2018	4,200,000	AUD	3,904,110	CAD	Jefferies Financial Services, Inc.	$129,082
12/19/2018	4,200,000	AUD	336,004,200	JPY	Jefferies Financial Services, Inc.	103,874
12/19/2018	2,200,000	AUD	1,571,174	USD	Jefferies Financial Services, Inc.	35,807
12/19/2018	62,800,000	AUD	5,198,678,200	JPY	Jefferies Financial Services, Inc.	12,829
12/19/2018	4,274,881	AUD	2,375,000	GBP	Jefferies Financial Services, Inc.	89,313
12/19/2018	50,530,567	AUD	28,625,000	GBP	Jefferies Financial Services, Inc.	351,120
12/19/2018	2,000,000	AUD	1,446,940	USD	Jefferies Financial Services, Inc.	13,952
12/19/2018	62,600,000	AUD	60,849,704	CAD	Jefferies Financial Services, Inc.	(78,269)
12/19/2018	2,300,000	BRL	588,295	USD	Jefferies Financial Services, Inc.	4,882
12/19/2018	2,300,000	BRL	611,865	USD	Jefferies Financial Services, Inc.	(18,687)
12/19/2018	2,500,000	BRL	671,953	USD	Jefferies Financial Services, Inc.	(27,195)
12/19/2018	29,700,000	BRL	7,906,927	USD	Jefferies Financial Services, Inc.	(247,201)
12/19/2018	29,500,000	BRL	7,638,529	USD	Jefferies Financial Services, Inc.	(30,384)
12/19/2018	62,367,152	CAD	66,800,000	AUD	Jefferies Financial Services, Inc.	(1,847,355)
12/19/2018	2,875,000	CHF	2,928,528	USD	Jefferies Financial Services, Inc.	(46,363)
12/19/2018	3,250,000	CHF	(3,273,883)	USD	Jefferies Financial Services, Inc.	(15,784)
12/19/2018	45,715,600	CZK	2,000,000	USD	Jefferies Financial Services, Inc.	(2,509)
12/19/2018	63,750,000	EUR	56,794,875	GBP	Jefferies Financial Services, Inc.	(240,786)
12/19/2018	31,000,000	GBP	57,351,550	AUD	Jefferies Financial Services, Inc.	(2,300,222)
12/19/2018	1,562,500	GBP	2,062,812	USD	Jefferies Financial Services, Inc.	(67,249)
12/19/2018	1,625,000	GBP	2,115,417	USD	Jefferies Financial Services, Inc.	(40,031)
12/19/2018	55,680,525	GBP	63,750,000	USD	Jefferies Financial Services, Inc.	(1,182,418)
12/19/2018	1,687,500	GBP	2,167,081	USD	Jefferies Financial Services, Inc.	(11,872)
12/19/2018	5,313,569,000	JPY	67,000,000	AUD	Jefferies Financial Services, Inc.	(2,067,214)
12/19/2018	287,500,000	JPY	2,533,776	USD	Jefferies Financial Services, Inc.	2,352
12/19/2018	287,500,000	JPY	2,560,301	USD	Jefferies Financial Services, Inc.	(24,173)
12/19/2018	287,500,000	JPY	2,548,567	USD	Jefferies Financial Services, Inc.	(12,439)
12/19/2018	312,500,000	JPY	2,756,179	USD	Jefferies Financial Services, Inc.	482
12/19/2018	16,375,500	NOK	2,000,000	USD	Jefferies Financial Services, Inc.	(95,082)
12/19/2018	16,792,042	NOK	2,000,000	USD	Jefferies Financial Services, Inc.	(46,627)
12/19/2018	2,100,000	NZD	1,386,063	USD	Jefferies Financial Services, Inc.	56,780
12/19/2018	2,300,000	NZD	1,578,876	USD	Jefferies Financial Services, Inc.	1,380
12/19/2018	55,000,000	RUB	833,712	USD	Jefferies Financial Services, Inc.	(13,908)
12/19/2018	55,000,000	RUB	813,083	USD	Jefferies Financial Services, Inc.	6,721
12/19/2018	16,999,186	SEK	1,900,000	USD	Jefferies Financial Services, Inc.	(29,016)
12/19/2018	19,043,745	SEK	2,100,000	USD	Jefferies Financial Services, Inc.	(3,985)
12/19/2018	15,899,281	USD	66,300,000	BRL	Jefferies Financial Services, Inc.	(1,199,704)
12/19/2018	18,900,000	USD	298,081,350	ZAR	Jefferies Financial Services, Inc.	(2,557,317)
12/19/2018	26,036,850	USD	36,200,000	AUD	Jefferies Financial Services, Inc.	(405,294)
12/19/2018	53,410,006	USD	40,750,000	GBP	Jefferies Financial Services, Inc.	1,365,702
12/19/2018	80,411,999	USD	8,900,000,000	JPY	Jefferies Financial Services, Inc.	1,902,295
12/19/2018	15,328,176	USD	1,055,000,000	RUB	Jefferies Financial Services, Inc.	(397,152)
12/19/2018	66,938,545	USD	64,375,000	CHF	Jefferies Financial Services, Inc.	2,403,119
12/19/2018	38,300,000	USD	313,542,950	NOK	Jefferies Financial Services, Inc.	1,826,385
12/19/2018	30,400,000	USD	269,976,320	SEK	Jefferies Financial Services, Inc.	685,550
12/19/2018	22,245,064	USD	33,800,000	NZD	Jefferies Financial Services, Inc.	(977,832)
12/19/2018	34,400,000	USD	774,718,960	CZK	Jefferies Financial Services, Inc.	549,534

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
November 30, 2018

						Unrealized
	Currency Units to					Appreciation/
Settlement Date	Receive/Deliver		In Exchange For		Counterparty	(Depreciation)
12/19/2018	28,615,675	USD	25,000,000	EUR	Jefferies Financial Services, Inc.	$264,536
12/19/2018	31,347,962	USD	118,500,000	PLN	Jefferies Financial Services, Inc.	72,080
12/19/2018	44,177,024	USD	58,700,000	CAD	Jefferies Financial Services, Inc.	(8,988)
12/19/2018	26,568,460	ZAR	1,900,000	USD	Jefferies Financial Services, Inc.	12,524
12/19/2018	231,959,900	ZAR	17,000,000	USD	Jefferies Financial Services, Inc.	(302,420)
3/20/2019	7,485,916	USD	29,100,000	BRL	Jefferies Financial Services, Inc.	26,564
	Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts					$(4,380,613)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of November 30, 2018 categorized by risk exposure:

Unrealized
Appreciation/
Risk Exposure Category	(Depreciation)
Foreign exchange contracts	$(4,380,613)
Commodity contracts	1,402,504
Interest rate contracts	1,447,242
Equity contracts	1,192,603
Total	$(338,264)

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Principal ($)		Interest Rate ^	Maturity	Fair Value
	SHORT-TERM INVESTMENTS - 72.9%
	U.S. TREASURY BILLS - 72.9%
7,000,000	United States Treasury Bill	0.00%	1/24/2019	$6,977,023
2,500,000	United States Treasury Bill	0.00%	2/14/2019	2,488,264
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,464,081)			9,465,287

	TOTAL INVESTMENT - 72.9% (Cost $9,464,081)			$9,465,287
	OTHER ASSETS LESS LIABILITIES - 27.1% (a)			3,524,898
	NET ASSETS - 100.0%			$12,990,185

(a)	Includes unrealized appreciation on swap contract.

^	Zero Coupon Bond.

SWAP CONTRACTS

SWAP
Notional Value at				Maturity	Unrealized
November 30, 2018	Description	Counterparty	Variable Rate Received	Date	Appreciation
18,378,259	Longboard USD Swap	Scotiabank	1m Libor + 40 bps on Longs; 1m Libor – (35- 50bps) for General Collateral Shorts	2/26/2020	$2,060,360
	Total Net Unrealized Appreciation on Financial Index Swap Contract				$2,060,360

Additional Information — Total Return Basket Swaps *

The following table represents the top 50 individual positions and related values within the total return basket swap as of November 30, 2018. *

REFERENCE

			Net Unrealized Appreciation
ENTITY	Shares	Notional (a)	(Depreciation)
Common Stock
Aerospace/Defense
HEICO Corp.	700	$59,164	$2,483

Airlines
Delta Air Lines. Inc.	1,075	55,278	4,762

Banks
JPMorgan Chase & Co.	600	66,714	(2,439)

Beverages
Coca-Cola Co.	1,200	60,480	7,169
PepsiCo., Inc.	555	67,677	1,193
			8,362
Building Materials
USG Corp.	1,681	72,350	134

Chemicals
Ecolab, Inc.	500	80,245	9,886

Commercial Services
CBIZ, Inc.	2,800	59,052	(108)
IHS Markit Ltd.	1,234	65,859	4,940
KAR Auction Services, Inc.	1,200	68,568	643
Rollins, Inc.	1,300	82,628	10,839
Verisk Analytics, Inc.	600	73,992	7,729
			24,043
Cosmetics/Personal Care
Procter & Gamble Co.	632	59,730	2,559

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2018

			Net Unrealized Appreciation
ENTITY	Shares	Notional (a)	(Depreciation)
Diversified Financial Services
Visa Inc	500	$70,855	$4,628

Electric
Avista Corp.	1,248	64,921	(861)
Duke Energy Corp.	666	58,988	1,319
Hawaiian Electric Industries, Inc.	1,631	62,500	2,013
Otter Tail Corp.	1,288	63,009	4,927
			7,398
Electronics
Amphenol Corp.	800	70,352	(5,236)
Thermo Fisher Scientific, Inc.	300	74,865	7,570
			2,334
Environmental Control
Waste Management, Inc.	853	79,969	2,276

Food
Darling Ingredients, Inc.	2747	60,104	7,916

Healthcare-Services
IQVIA Holdings, Inc.	500	62,535	9,774
UnitedHealth Group, Inc.	300	84,408	9,480
			19,254
Insurance
Cincinnati Financial Corp.	823	67,264	3,419
Safety Insurance Group, Inc.	700	61,474	(3,203)
Torchmark Corp.	700	60,487	(393)
WR Berkley Corp.	900	70,902	5,001
			4,824
Internet
CDW Corp.	800	74,144	10,002

Miscellaneous Manufacture
Danaher Corp.	700	76,678	5,401

Pharmaceuticals
Abbott Laboratories	800	59,240	10,400
Eli Lilly & Co.	500	59,320	16,325
Johnson & Johnson	442	64,930	818
Zoetis, Inc.	700	65,709	5,506
			33,049
Real Estate Investment Trusts (REITS)
Alexandria Real Estate Equities, Inc.	500	62,250	(231)
Apartment Investment & Management Co.	1,273	59,946	2,525
Apollo Commercial Real Estate Finance, Inc.	3,700	70,078	453
Cherry Hill Mortgage Investment Corp.	3,100	58,931	3,405
Equity Residential	855	60,919	2,471
Essex Property Trust, Inc.	239	62,740	631
Extra Space Storage, Inc.	719	69,010	1,656
InfraREIT, Inc.	3,095	70,876	124
Medical Properties Trust, Inc.	3,500	60,445	11,341
			22,375
Semiconductors
Integrated Device Technology, Inc.	1,540	73,828	77

Software
Fidelity National Information Services, Inc.	700	75,565	3,194

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2018

			Net Unrealized Appreciation
ENTITY	Shares	Notional (a)	(Depreciation)
Telecommunications
Cisco Systems, Inc.	1,478	$70,752	$4,368
Motorola Solutions, Inc.	500	65,625	9,469
			13,837
Open Short Positions
Exchange Traded Funds
iShares Russell 2000 ETF	98,791	15,077,482	667,276
SPDR S&P 500 ETF Trust	13,867	3,822,439	10,149
SPDR S&P MidCap 400 ETF Trust	10,494	3,596,714	87,202
			764,627

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

(a)	Notional value represents the market value (including any fees or commissions) of the positions when they are established.

See accompanying notes to consolidated financial statements.

The Longboard Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2018

	Longboard Managed	Longboard
	Futures Strategy	Alternative Growth
	Fund *	Fund
ASSETS
Investment in securities at cost	$199,730,364	$9,464,081
Investment in securities at fair value	$199,759,078	$9,465,287
Cash	33,744,881	1,002,634
Cash Deposits with Broker	76,678,636	479,508
Unrealized appreciation from open futures contracts	4,042,349	—
Receivable for Fund shares sold	405,429	3,077
Net unrealized appreciation on swap contracts	—	2,060,360
TOTAL ASSETS	314,630,373	13,010,866

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	4,380,613	—
Investment advisory fees payable	779,155	20,573
Payable for Fund shares redeemed	2,177,002	—
Distribution (12b-1) fees payable	7,703	108
	7,344,473	20,681
NET ASSETS	$307,285,900	$12,990,185

Net Assets Consist Of:
Paid in capital	373,796,078	23,629,813
Accumulated losses	(66,510,178)	(10,639,628)
NET ASSETS	$307,285,900	$12,990,185

Net Asset Value Per Share:
Class A Shares:
Net Assets	$34,703,701	$802,173
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,517,882	79,785
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.86	$10.05
Maximum offering price per share (maximum sales charge of 5.75%)	$10.46	$10.66

Class I Shares:
Net Assets	$272,582,199	$12,188,012
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	27,197,486	1,222,410
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.02	$9.97

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

The Longboard Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2018

	Longboard Managed	Longboard
	Futures Strategy	Alternative Growth
	Fund *	Fund
INVESTMENT INCOME
Interest	$2,154,689	$60,186
TOTAL INVESTMENT INCOME	2,154,689	60,186

EXPENSES
Investment advisory fees	5,498,079	134,618
Distribution (12b-1) fees: Class A	53,647	857
TOTAL EXPENSES	5,551,726	135,475

NET INVESTMENT LOSS	(3,397,037)	(75,289)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Future contracts	(26,650,775)	—
Foreign currency exchange contracts	(19,303,670)	—
Swap Contracts	—	(2,636,061)
	(45,954,445)	(2,636,061)
Net change in unrealized appreciation (depreciation) on:
Future contracts	10,493,881	—
Foreign currency exchange contracts	15,475,843	—
Translation of foreign currencies	(197,100)	—
Swap Contracts	—	1,358,456
Investments	43,355	1,206
	25,815,979	1,359,662
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(20,138,466)	(1,276,399)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,535,503)	$(1,351,688)

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018
FROM OPERATIONS
Net investment loss	$(3,397,037)	$(11,601,299)
Net realized gain (loss) from investments, futures contracts, and foreign currency exchange contracts	(45,954,445)	31,372,578
Net change in unrealized appreciation (depreciation) of investments, futures contracts, foreign currency exchange contracts and translation of assets and liabilities in foreign currencies	25,815,979	(21,448,944)
Net decrease in net assets resulting from operations	(23,535,503)	(1,677,665)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	2,351,086	11,034,877
Class I	38,748,645	144,731,842
Payments for shares redeemed
Class A	(11,565,148)	(38,602,829)
Class I	(97,959,227)	(193,727,816)
Net decrease in net assets from shares of beneficial interest	(68,424,644)	(76,563,926)

TOTAL DECREASE IN NET ASSETS	(91,960,147)	(78,241,591)

NET ASSETS
Beginning of Period	399,246,047	477,487,638
End of Period **	$307,285,900	$399,246,047

SHARE ACTIVITY
CLASS A:
Shares Sold	221,443	992,627
Shares Redeemed	(1,104,054)	(3,421,581)
Net decrease in shares of beneficial interest outstanding	(882,611)	(2,428,954)

CLASS I:
Shares Sold	3,591,952	12,517,932
Shares Redeemed	(9,215,069)	(17,293,655)
Net decrease in shares of beneficial interest outstanding	(5,623,117)	(4,775,723)

**	Net Assets - End of Year includes accumulated net investment loss of $31,085,687 as of May 31, 2018.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018 (a)
FROM OPERATIONS
Net investment loss	$(75,289)	$(281,408)
Net realized gain (loss) from investments and swap contracts	(2,636,061)	854,966
Net change in unrealized appreciation of investments and swap contracts	1,359,662	836,977
Net increase (decrease) in net assets resulting from operations	(1,351,688)	1,410,535

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(380,082)
Class I	—	(7,541,333)
Net decrease in net assets from distributions to shareholders	—	(7,921,415)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	440,418	445,646
Class I	5,423,575	4,547,696
Net asset value of shares issued in reinvestment of distributions
Class A	—	380,082
Class I	—	7,054,964
Payments for shares redeemed:
Class A	(20,249)	(641,427)
Class I	(2,331,689)	(7,196,036)
Net increase in net assets from shares of beneficial interest	3,512,055	4,590,925

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,160,367	(1,919,955)

NET ASSETS
Beginning of Period	10,829,818	12,749,773
End of Period **	$12,990,185	$10,829,818

SHARE ACTIVITY
CLASS A:
Shares sold	39,391	31,043
Shares reinvested	—	33,814
Shares redeemed	(1,796)	(39,447)
Net increase in shares of beneficial interest outstanding	37,595	25,410

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	491,130	359,874
Shares reinvested	—	634,439
Shares redeemed	(214,047)	(388,365)
Net increase in shares of beneficial interest outstanding	277,083	605,948

(a)	Effective February 23, 2018, the Fund had a one-for-four reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-for-four stock split.

**	Net Assets - End of Year includes accumulated net investment income of $391,449 as of May 31, 2018.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Net asset value, beginning of period	$10.59		$10.64	$9.95	$12.90	$10.07	$10.00
Activity from investment operations:
Net investment loss (1)	(0.11)		(0.31)	(0.33)	(0.36)	(0.36)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.62)		0.26	1.02	(1.24)	3.35	0.43
Total from investment operations	(0.73)		(0.05)	0.69	(1.60)	2.99	0.12
Less distributions from:
Net investment income	—		—	—	(0.75)	—	—
Net realized gains	—		—	—	(0.60)	(0.16)	(0.05)
Total distributions	—		—	—	(1.35)	(0.16)	(0.05)
Paid in capital from redemption fees	—		—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$9.86		$10.59	$10.64	$9.95	$12.90	$10.07
Total return (3)	(6.89	)% (6)	(0.47)%	6.93%	(13.40)%	29.97%	1.24%
Net assets, at end of period (000s)	$34,704		$46,599	$72,657	$83,067	$24,497	$11,500
Ratio of total expenses to average net assets	3.16	% (5)	3.12%	3.12%	3.12%	3.24%	3.24%
Ratio of net investment loss to average net assets	(2.02	)% (5)	(2.78)%	(3.12)%	(3.12)%	(3.15)%	(3.14)%
Portfolio turnover rate (4)	0	% (6)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amounts represents less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Net asset value, beginning of period	$10.74		$10.77	$10.04	$12.98	$10.11	$10.01
Activity from investment operations:
Net investment loss (1)	(0.10)		(0.28)	(0.31)	(0.33)	(0.34)	(0.28)
Net realized and unrealized gain (loss) on investments	(0.62)		0.25	1.04	(1.25)	3.37	0.43
Total from investment operations	(0.72)		(0.03)	0.73	(1.58)	3.03	0.15
Less distributions from:
Net investment income	—		—	—	(0.76)	—	—
Net realized gains	—		—	—	(0.60)	(0.16)	(0.05)
Total distributions	—		—	—	(1.36)	(0.16)	(0.05)
Paid in capital from redemption fees	—		—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$10.02		$10.74	$10.77	$10.04	$12.98	$10.11
Total return (3)	(6.70	)% (6)	(0.28)%	7.27%	(13.18)%	30.25%	1.54%
Net assets, at end of period (000s)	$272,582		$352,647	$404,830	$460,764	$251,524	$79,750
Ratio of total expenses to average net assets	2.91	% (5)	2.88%	2.87%	2.87%	2.99%	2.99%
Ratio of net investment loss to average net assets	(1.77	)% (5)	(2.52)%	(2.87)%	(2.87)%	(2.90)%	(2.84)%
Portfolio turnover rate (4)	0	% (6)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amounts represents less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the
	November 30, 2018		Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		May 31, 2018 (6)	May 31, 2017 (6)	May 31, 2016 (1)(6)
Net asset value, beginning of period	$11.07		$35.84	$37.76	$40.60
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.48)	(1.32)	(0.60)
Net realized and unrealized gain (loss) on investments	(0.95)		4.83	7.00	(2.24)
Total from investment operations	(1.02)		4.35	5.68	(2.84)
Less distributions from:
Net investment income	—		(29.12)	(7.60)	—
Total distributions	—		(29.12)	(7.60)	—
Net asset value, end of period	$10.05		$11.07	$35.84	$37.76
Total return (3)	(9.21	)% (5)	10.86%	17.22%	(7.00	)% (5)
Net assets, at end of period (000s)	$802		$467	$602	$615
Ratio of total expenses to average net assets	2.24	% (4)	2.60%	3.58%	3.24	% (4)
Ratio of net investment loss to average net assets (7)	(1.28	)% (4)	(2.60)%	(3.58)%	(3.24	)% (4)
Portfolio turnover rate	0	% (5)	0%	0%	0	% (5)

(1)	The Longboard Alternative Growth Fund Class A shares commenced operations December 9, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

(6)	Effective February 23, 2018, the Fund had a one-for-four reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-for-four stock split.

(7)	Expense ratios do not include certain expenses of the swap in which the fund invests.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the
	November 30, 2018		Year Ended	Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		May 31, 2018 (9)	May 31, 2017 (9)	May 31, 2016 (9)	May 31, 2015 (1)(9)
Net asset value, beginning of period	$10.96		$35.80	$37.64	$38.68	$40.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.44)	(1.21)	(1.16)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.93)		4.80	7.07	0.32	(1.08)
Total from investment operations	(0.99)		4.36	5.86	(0.84)	(1.32)
Less distributions from:
Net investment income	—		(29.20)	(7.70)	(0.20)	—
Total distributions	—		(29.20)	(7.70)	(0.20)	—
Paid in capital from redemption fees	—		—	—	0.00 (8)	0.00	(8)
Net asset value, end of period	$9.97		$10.96	$35.80	$37.64	$38.68	(6)
Total return (3)	(9.03	)% (5)	11.04%	17.82%	(1.66)%	(3.30	)% (5)
Net assets, at end of period (000s)	$12,188		$10,363	$12,148	$16,797	$10,488
Ratio of total expenses to average net assets (7)	1.99	% (4)	2.36%	3.33%	2.99%	2.99	% (4)
Ratio of net investment loss to average net assets	(1.10	)% (4)	(2.36)%	(3.33)%	(2.99)%	(2.97	)% (4)
Portfolio turnover rate	0	% (5)	0%	0%	0%	0	% (5)

(1)	The Longboard Alternative Growth Fund Class I shares commenced operations March 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

(6)	The NAV and offering price shown above differs from the traded NAV on May 29, 2015 due to financial statement rounding and/or financial statement adjustments.

(7)	Expense ratios do not include certain expenses of the swap in which the fund invests.

(8)	Amounts represents less than $0.005 per share.

(9)	Effective February 23, 2018, the Fund had a one-for-four reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-for-four stock split.

See accompanying notes to consolidated financial statements.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
November 30, 2018

1.	ORGANIZATION

The Longboard Managed Futures Strategy Fund (“LMFSF”) and Longboard Alternative Growth Fund (“LAGF”), (known as Longboard Long/Short Fund, prior to October 1, 2017) (each a “Fund” and collectively “the Funds”) are a diversified and a non-diversified series, respectively, of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. LMFSF’s investment objective is to seek positive absolute returns. LAGF’s investment objective is to seek long-term capital appreciation. LMFSF Fund commenced operations on June 27, 2012 and LAGF commenced operations on March 20, 2015.

The Funds currently offer Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. LAGF launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of each respective Fund and classes in each Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares in each respective Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Consolidated Statements of Operations.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Futures Contracts – The Funds that trade futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments outstanding as of November 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2018 for each Funds’ assets and liabilities measured at fair value on a recurring basis:

Longboard Managed Futures Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$199,759,078	$—	$199,759,078
Open Future Contracts	4,042,349	—	—	4,042,349
Total	$4,042,349	$199,759,078	$—	$203,801,427

Liabilities *	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$4,380,613	$—	$4,380,613
Total	$—	$4,380,613	$—	$4,380,613

Longboard Alternative Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$9,465,287	$—	$9,465,287
Swap Contract	—	2,060,360	—	2,060,360
Total	$—	$11,525,647	$—	$11,525,647

There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.

It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Offsetting of Financial Assets and Derivative Assets

The following tables present LMFSF and LAGF derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2018.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

LMFSF

Gross Amounts Not Offset in the
Consolidated Statements of Assets
Assets:				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statements of Assets	Statements of Assets	Financial	Cash Collateral
	Assets	& Liabilities	& Liabilities	Instruments	Received		Net Amount
Future Contracts	$8,813,265	$—	$8,813,265	$4,770,916	$4,042,349	(1)	$—
Total	$8,813,265	$—	$8,813,265	$4,770,916	$4,042,349		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker.

LMFSF

Gross Amounts Not Offset in the
Consolidated Statements of Assets
Liabilities:				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts	Consolidated	in the Consolidated
	of Recognized	Statements of Assets	Statements of Assets	Financial	Cash Collateral
Description	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged		Net Amount
Forward Foreign Currency Contracts	$(14,297,476)	9,916,863	(4,380,613)	—	4,380,613	(1)	—
Total	$(14,297,476)	$9,916,863	(4,380,613)	$—	4,380,613		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as

Cash Deposits with Broker.

LAGF

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Statements of Assets	the Statements of	Financial	Cash Collateral
	Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount

Swaps Contracts	$2,060,360		$2,060,360	$—	$2,060,360	(1)	$—
Total	$2,060,360	$—	$2,060,360	$—	$2,060,360		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Statements of Assets and Liabilities as Cash Deposits with Broker.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Consolidated Financial Statements of LMFSF include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. LMFSF consolidates the results of subsidiaries in which LMFSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, LMFSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

well as LMFSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

LMFSF may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the LMFSF’s investment objectives and policies.

A summary of the LMFSF’s investments in the LFL is as follows:

	Inception Date of	LFL Net Assets at	% Of Net Assets at
	LFL	November 30, 2018	November 30, 2018
LFL	8/15/2012	$46,224,962	15.04%

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the LMFSF’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to each Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities:

The following is a summary of the location of derivative investments on LMFSF’s and LAGF’s Consolidated Statements of Assets and Liabilities as of November 30, 2018:

LMFSF

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liablities Location	Fair Value	Assets and Liablities Location	Fair Value
Equity Contracts:	Net Unrealized Appreciation on open futures contracts	$2,392,335	Net Unrealized Depreciation on open futures contracts	$(1,199,732)

Commodity contracts:	Net Unrealized Appreciation on open future contracts	3,610,895	Net Unrealized Depreciation on open futures contracts	(2,208,391)

Interest rate contracts:	Net Unrealized Appreciation from open future contracts	2,810,035	Net Unrealized Depreciation from open futures contracts	(1,362,793)

Foreign exchange contracts:	Net Unrealized Depreciation on forward foreign currency exchange contracts	9,916,863	Net Unrealized Depreciation on forward foreign currency exchange contracts	(14,297,476)

		$18,730,128		$(19,068,392)

LAGF

	Asset Derivatives		Liability Derivatives
Contract Type/	Statements of Assets and		Statements of Assets and
Primary Risk Exposure	Liablities Location	Fair Value	Liablities Location	Fair Value
Equity Swap Contracts:	Net Unrealized appreciation on swap contracts	$2,060,360	Net Unrealized appreciation on swap contracts	$—
		$2,060,360		$—

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

Impact of Derivatives on the Consolidated Statements of Operations:

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statements of Operations for the six months ended November 30, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from foreign currency exchange transactions
Net realized gain (loss) from futures contracts
Net realized gain (loss) from swap contracts
Net change in unrealized appreciation/depreciation from futures contracts
Net change in unrealized appreciation/depreciation from foreign currency exchange transactions
Net change in unrealized appreciation/depreciation from swap contracts

The following is a summary of each Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure serve as indicators of the volume of derivative activity for each Fund for the six months ended November 30, 2018:

LMFSF

Realized gain/(loss) on derivatives recognized in the Consolidated Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2018
Futures Contracts	$(730,940)	$—	$(24,751,818)	$(1,168,017)	$(26,650,775)
Foreign Currency Exchange Contracts	—	(19,303,670)	—	—	(19,303,670)
Total	$(730,940)	$(19,303,670)	$(24,751,818)	$(1,168,017)	$(45,954,445)

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2018
Futures Contracts	$3,194,600	$—	$4,770,496	$2,528,785	$10,493,881
Foreign Currency Transactions	—	15,475,843	—	—	15,475,843
Total	$3,194,600	$15,475,843	$4,770,496	$2,528,785	$25,969,724

LAGF

Realized gain/(loss) on derivatives recognized in the Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2018
Swap Contracts	$—	$—	$(2,636,061)	$—	$(2,636,061)
Total	$—	$—	$(2,636,061)	$—	$(2,636,061)

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2018
Swap Contracts	$—	$—	$1,358,456	$—	$1,358,456
Total	$—	$—	$1,358,456	$—	$1,358,456

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018 for the Longboard Managed Futures Strategy Fund, open tax years 2016-2018 for both Funds or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, for both LMFSF and LAGF. All investments held by the Fund throughout the six months had maturities or settlement dates of less than one year from the time they were acquired and are considered short term investments.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Funds’ Manager”) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to the Advisory Agreement, LMFSF pays the Adviser a unitary management fee (the Investment Advisory fee) for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets up to $250 million and 2.75% on assets between $250 million and $450 million and 1.99% on assets greater than $450 million, effective May 15, 2018. Pursuant to the Advisory Agreement, as amended October 1, 2017, LAGF pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2018, LMFSF incurred $5,498,079 in advisory fees and LAGF incurred $134,618 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

November 30, 2018, LMFSF paid $53,647 in 12b-1 fees and LAGF paid $857 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. On the sales of LMFSF Class A shares, for the six months ended November 30, 2018, the Distributor received $3,943 in underwriting commissions, of which $381 was retained by the principal underwriter or other affiliated broker-dealers. On the sales of LAGF Class A shares, for the six months ended November 30, 2018, the Distributor received $20,312 in underwriting commissions, of which $2,359 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to each Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

The Adviser has employed Gemini Hedge Fund Services, LLC (“GHFS”), an affiliate of GFS and the Distributor, to provide administration services. Pursuant to a separate servicing agreement with the GHFS and the Adviser, GHFS receives customary fees from the Advisor.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates presumption of the control of the Funds, under section 2(a)9 of the Act. As of November 30, 2018, Charles Schwab & Co. 56.60% of the voting securities of LAGF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the years ended May 31, 2018 and May 31, 2017 was as follows:

For the year ended May 31, 2018:

	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Longboard Managed Futures Strategy Fund	$—	$—	$—	$—
Longboard Alternative Growth Fund	7,921,415	—	—	7,921,415

For the year ended May 31, 2017:

	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Longboard Managed Futures Strategy Fund	$—	$—	$—	$—
Longboard Alternative Growth Fund	2,477,675	—	—	2,477,675

As of May 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Longboard Managed Futures Strategy Fund	$—	$116,816	$(27,988,201)	$—	$(12,201,786)	$(2,901,504)	$(42,974,675)
Longboard Alternative Growth Fund	391,449	—	(1,090,550)	(9,290,743)	—	701,904	(9,287,940)

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to mark-to-market on open 1256 futures contracts, swap contracts and foreign currency contracts, and tax adjustments for a wholly owned subsidiary. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $140,239 for the Longboard Managed Futures Strategy Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$27,988,201
Longboard Alternative Growth Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$—
Longboard Alternative Growth Fund	1,090,550

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

At May 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Longboard Managed Futures Strategy Fund	$—	$—	$—	$33,245,607
Longboard Alternative Growth Fund	3,716,298	5,574,445	9,290,743	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gains from foreign currency transactions, net operating losses and short-term capital gains, and tax adjustments for equalization debits and swap contacts, resulted in reclassification for the tax year ended May 31, 2018 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Longboard Managed Futures Strategy Fund	$(2,380,350)	$(15,539,563)	$17,919,913
Longboard Alternative Growth Fund	1,358,554	2,829,909	(4,188,463)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Gross	Net Unrealized
		Gross Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Longboard Managed Futures Strategy Fund	$194,508,283	$29,957,169	$(24,706,374)	$5,250,795
Longboard Alternative Growth Fund	—	2,060,360	—	2,060,360

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets.

These amendments have been adapted with these financial statements.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2018

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Longboard Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2018

As a shareholder of the Longboard Funds, you incur the ongoing costs of Investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 through November 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period *	During Period **
Actual	6/1/18	11/30/18	6/1/18-11/30/18	6/1/18-11/30/18
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$931.10	$15.30	3.16%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	933.00	14.10	2.91%
Longboard Alternative Growth Fund - Class A	1,000.00	907.90	9.52	1.99%
Longboard Alternative Growth Fund - Class I	1,000.00	909.70	10.72	2.24%

Hypothetical (5% return before Expenses)
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$1,009.23	$15.92	3.16%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,010.48	14.67	2.91%
Longboard Alternative Growth Fund - Class A	1,000.00	1,015.09	10.05	1.99%
Longboard Alternative Growth Fund - Class I	1,000.00	1,013.84	11.31	2.24%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

Privacy Policy

Rev. July 2018

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    NorthStar EYBA, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

●    FTJ Fundchoice, LLC

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-294-7540.

INVESTMENT ADVISOR
Longboard Asset Management, LP
2355 E Camelback Road, Suite 750
Phoenix, Arizona 85016

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/19

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/7/19